Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	$ 341,467,000	$ 282,107,000
Intangible Assets, Finite and Indefinite Lives, Gross	343,967,000	282,107,000
Intangible assets, Accumulated amortization	159,737,000	125,036,000
Intangible assets, net	184,230,000	157,071,000
Amortization of intangible assets	35,300,000	30,600,000	30,300,000
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	94,027,000	66,794,000
Intangible assets, Accumulated amortization	49,732,000	37,579,000
Intangible assets, Useful Life, Minimum, Years	2
Intangible assets, Useful Life, Maximum, Years	7
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	225,554,000	198,106,000
Intangible assets, Accumulated amortization	95,173,000	74,412,000
Intangible assets, Useful Life, Minimum, Years	4
Intangible assets, Useful Life, Maximum, Years	10
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	12,824,000	9,552,000
Intangible assets, Accumulated amortization	9,805,000	9,177,000
Intangible assets, Useful Life, Minimum, Years	3
Intangible assets, Useful Life, Maximum, Years	5
Non-Competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	5,779,000	5,215,000
Intangible assets, Accumulated amortization	3,656,000	2,760,000
Intangible assets, Useful Life, Minimum, Years	3
Intangible assets, Useful Life, Maximum, Years	10
Distribution Network [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	2,440,000	2,440,000
Intangible assets, Accumulated amortization	1,352,000	1,108,000
Intangible assets, Useful Life, Years	10
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross carrying amount	843,000	0
Intangible assets, Accumulated amortization	19,000	0
Intangible assets, Useful Life, Years	3
In-Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		0
Series of Individually Immaterial Business Acquisitions [Member] | In-Process Research and Development [Member] | Verint Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 2,500,000